INVESTEMENTS	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Master Trust [Line Items]
INVESTEMENTS	INVESTMENTS
The majority of the Plan’s investments consists of a divided interest in the DC Master Trust. Those investments are stated at values determined and reported by the Trustee, in accordance with the DC Master Trust Agreement.
Each of the plans participating in the DC Master Trust holds a different share of some, but not necessarily all, of the underlying investments of the DC Master Trust. Accordingly, the net change in the fair value of the Plan’s investments does not correspond directly with the performance of the DC Master Trust as a whole, but is based on the performance of the Plan’s interest in specific investments held through the DC Master Trust. The value of the Plan’s interest in the DC Master Trust is based upon the beginning of year value of the Plan’s interest in the trust, plus actual contributions, less distributions and allocated administrative expenses, plus investment income/loss attributed to specific investments held through the Plan’s interest in the DC Master Trust.
The net assets of the DC Master Trust and the Plan's interest in the DC Master Trust were as follows ($ in thousands):

	As of December 31, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances
Assets:
At fair value:
Short-term investment funds	$21,639	$20,472
HII common stock	274,356	269,049
Collective trust funds	5,820,851	5,376,784
Schwab Personal Choice Retirement Account	451,237	451,237
Total investments at fair value	6,568,083	6,117,542

At contract value:
Synthetic guaranteed investment contracts	671,822	635,066
Total investments at contract value	671,822	635,066

Receivables:
Pending receivable	40,687	40,687
Accrued balance	421	—
	41,108	40,687

Total assets	7,281,013	6,793,295

Liabilities:
Accrued expenses	749	749

Total liabilities	749	749

Net assets	$7,280,264	$6,792,546

	As of December 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances
Assets:
At fair value:
Short-term investment funds	$21,658	$20,451
HII common stock	181,010	176,610
Collective trust funds	5,040,576	4,558,557
Schwab Personal Choice Retirement Account	401,646	401,646
Total investments at fair value	5,644,890	5,157,264

At contract value:
Synthetic guaranteed investment contracts	687,944	649,062
Total investments at contract value	687,944	649,062

Receivables:
Pending receivable	37,618	37,618
Accrued balance	382	—
	38,000	37,618

Total assets	6,370,834	5,843,944

Liabilities:
Accrued expenses	497	463

Total liabilities	497	463

Net assets	$6,370,337	$5,843,481
Investment income (loss) for the DC Master Trust for the year ended December 31, 2025, was as follows ($ in thousands):

Investment income:

Net appreciation in fair value of investments	$1,086,929
Dividends	13,646
Interest	24,075
Administrative and investment expenses	(8,819)

Total investment income	$1,115,831
INTEREST IN STABLE VALUE FUND
The DC Master Trust includes amounts in the Stable Value Fund, which was established for the investment of assets of certain savings plans sponsored by the Company. Each participating savings plan has an undivided interest in the Stable Value Fund. Investment income and administrative expenses relating to the Stable Value Fund are allocated among the participating plans on a daily basis.
Investments held in the Stable Value Fund as of December 31, 2025 and 2024, were as follows ($ in thousands):

	2025	2024
Synthetic guaranteed investment contracts - at contract value	$671,822	$687,944
Short-term investment fund - at fair value	21,173	21,124

Total	$692,995	$709,068
The Stable Value Fund holds wrapper contracts in order to manage the market risk and return of certain securities held by the Stable Value Fund. The wrapper contracts generally modify the investment characteristics of certain underlying securities such that they perform in a manner similar to guaranteed investment contracts. Each wrapper contract and the related underlying assets comprise the SICs, which are recorded at contract value. Contract value represents contributions made under the contract, plus interest at the contract rate, less withdrawals and contract administrative expenses.
The Stable Value Fund imposes certain restrictions on the Plan, and the Stable Value Fund itself may be subject to circumstances that affect its ability to transact at fair value. These events include termination of the Plan, a material adverse change to the provisions of the Plan, a withdrawal from a wrapper contract in order to switch to a different investment provider, or adoption of a successor plan (in the event of the spin-off or sale of a division) that does not meet the wrapper contract issuer’s underwriting criteria for issuance of a clone wrapper contract. Plan management believes that the events described above that could result in the payment of benefits at fair value rather than contract value are not probable of occurring in the foreseeable future.